Share-based payments - Assumptions used to determine the fair value of option grants (Details)	9 Months Ended
May 31, 2024 USD ($) $ / shares
May 27, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 3.70
Market Price	$ 3.70
Expected volatility	84.00%
Risk-free interest rate	0.40%
Expected life | $	5
May 27, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 2.78
Market Price	$ 3.70
Expected volatility	84.00%
Risk-free interest rate	0.40%
Expected life | $	5
October 23, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 3.70
Market Price	$ 3.70
Expected volatility	97.00%
Risk-free interest rate	0.40%
Expected life | $	5
November 24, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 16.29
Market Price	$ 13.03
Expected volatility	101.00%
Risk-free interest rate	0.40%
Expected life | $	5
November 24, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 5.68
Market Price	$ 5.72
Expected volatility	75.00%
Risk-free interest rate	3.60%
Expected life | $	4
February 23, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 15.75
Market Price	$ 15.05
Expected volatility	103.00%
Risk-free interest rate	0.60%
Expected life | $	5
May 14, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 5.68
Market Price	$ 5.72
Expected volatility	75.00%
Risk-free interest rate	3.60%
Expected life | $	3
July 14, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 9.25
Market Price	$ 9.01
Expected volatility	105.00%
Risk-free interest rate	0.70%
Expected life | $	5
September 21, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 8.85
Market Price	$ 8.58
Expected volatility	106.00%
Risk-free interest rate	0.90%
Expected life | $	5
January 22, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 5.65
Market Price	$ 5.52
Expected volatility	107.00%
Risk-free interest rate	1.50%
Expected life | $	5
November 30, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 6.09
Market Price	$ 6.09
Expected volatility	107.00%
Risk-free interest rate	3.10%
Expected life | $	5
December 1, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 5.83
Market Price	$ 5.83
Expected volatility	107.00%
Risk-free interest rate	3.00%
Expected life | $	5
March 22, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 5.76
Market Price	$ 5.14
Expected volatility	75.00%
Risk-free interest rate	3.60%
Expected life | $	2
March 25, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 5.77
Market Price	$ 5.23
Expected volatility	75.00%
Risk-free interest rate	3.60%
Expected life | $	3
March 25, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 5.77
Market Price	$ 5.23
Expected volatility	75.00%
Risk-free interest rate	3.60%
Expected life | $	4
April 20, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 5.79
Market Price	$ 5.27
Expected volatility	75.00%
Risk-free interest rate	3.60%
Expected life | $	5
December 29, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 4.54
Market Price	$ 1.48
Expected volatility	76.00%
Risk-free interest rate	3.10%
Expected life | $	5
January 26, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 1.03
Market Price	$ 1.08
Expected volatility	76.00%
Risk-free interest rate	3.50%
Expected life | $	5